Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

(In thousands)	December 31, 2024	December 31, 2025
Hardware devices	1,077	995
Others	401	364
Less: Impairment	(223)	(956)
Total	1,255	403